Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Maintenance income		$ (5)	$ (9)	$ (9)	$ (9)
Rental income	$ (6)	$ (9)	(15)	(2)	(8)
Platform development costs					$ 25